Share-based payments - Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2020 t £ / shares	Dec. 31, 2020 t $ / shares	Dec. 31, 2019 t £ / shares	Dec. 31, 2019 t $ / shares
Management share plans, bonus deferral plans, global employee share plans and uk share plan (combined) | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	2,613,013	2,613,013	3,042,020	3,042,020
Number of non-vested shares, awarded	1,190,528	1,190,528	1,043,817	1,043,817
Number of non-vested shares, forfeited	(99,038)	(99,038)	(224,402)	(224,402)
Number of non-vested shares, Cancelled	(33,955)	(33,955)	(24,043)	(24,043)
Number of non-vested shares, vested	(1,019,687)	(1,019,687)	(1,224,379)	(1,224,379)
Number of non-vested shares at ending balance	2,650,861	2,650,861	2,613,013	2,613,013
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 37.14		£ 31.43
Weighted average fair value at grant date, non-vested shares, awarded	36.27		40.41
Weighted average fair value at grant date, non-vested shares, forfeited	44.42		39.46
Weighted average fair value at grant date, non-vested shares, cancelled	37.72		32.87
Weighted average fair value at grant date, non-vested shares, vested	34.46		25.40
Weighted average fair value at grant date, non-vested shares ending balance	£ 37.50		£ 37.14
Management share plans, bonus deferral plans, global employee share plans and uk share plan (combined) | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	2,273,669	2,273,669	2,613,930	2,613,930
Number of non-vested shares, awarded	921,070	921,070	846,008	846,008
Number of non-vested shares, forfeited	(60,935)	(60,935)	(174,025)	(174,025)
Number of non-vested shares, Cancelled	(50,354)	(50,354)	(35,481)	(35,481)
Number of non-vested shares, vested	(866,716)	(866,716)	(976,763)	(976,763)
Number of non-vested shares at ending balance	2,216,734	2,216,734	2,273,669	2,273,669
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 75.46		$ 61.71
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		83.20		86.56
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		85.01		72.18
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		71.45		60.91
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		65.19		49.39
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 82.52		$ 75.46
Management share plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,398,039	1,398,039
Number of non-vested shares at ending balance	1,352,759	1,352,759	1,398,039	1,398,039
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 38.68
Weighted average fair value at grant date, non-vested shares ending balance	£ 38.73		£ 38.68
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	707,133	707,133	681,242	681,242
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 42.26		£ 43.68
Management share plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,363,601	1,363,601
Number of non-vested shares at ending balance	1,291,203	1,291,203	1,363,601	1,363,601
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 78.67
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 85.80		$ 78.67
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	640,948	640,948	582,948	582,948
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 97.74		$ 93.05
Bonus deferral plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	192,878	192,878
Number of non-vested shares at ending balance	211,905	211,905	192,878	192,878
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 41.95
Weighted average fair value at grant date, non-vested shares ending balance	£ 36.14		£ 41.95
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	111,233	111,233	163,076	163,076
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 49.71		£ 42.53
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) | t	19,617	19,617	0	0
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting)	£ 48.34		£ 0
Bonus deferral plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	87,930	87,930
Number of non-vested shares at ending balance	53,324	53,324	87,930	87,930
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 87.81
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 85.53		$ 87.81
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	63,404	63,404	85,142	85,142
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 101.96		$ 97.30
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) | t	0	0	0	0
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting)	£ 0		£ 0
Global employee share plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	982,932	982,932
Number of non-vested shares at ending balance	1,050,608	1,050,608	982,932	982,932
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 33.98
Weighted average fair value at grant date, non-vested shares ending balance	£ 36.06		£ 33.98
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	401,169	401,169	543,426	543,426
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 43.82		£ 43.04
Global employee share plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	822,138	822,138
Number of non-vested shares at ending balance	872,207	872,207	822,138	822,138
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 68.82
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 77.47		$ 68.82
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	299,381	299,381	421,614	421,614
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 98.60		$ 91.50
UK share plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	39,164	39,164
Number of non-vested shares at ending balance	35,589	35,589	39,164	39,164
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 37.86
Weighted average fair value at grant date, non-vested shares ending balance	£ 41.54		£ 37.86
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	2,392	2,392	34,196	34,196
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 45.73		£ 42.21
UK share plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	0	0
Number of non-vested shares at ending balance	0	0	0	0
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 0
Weighted average fair value at grant date, non-vested shares ending balance	£ 0		£ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	0	0	0	0
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 0		£ 0